Schedule of Investments China Equity ETF^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 97.7%
Air Freight & Logistics 1.0%
42,000	Jiangsu Azure Corp. Class A	$96,061
Automobile Components 1.6%
34,000	Minth Group Ltd.	148,650
Automobiles 0.4%
2,500	BYD Co. Ltd. Class A	33,653
Banks 10.6%
65,900	Bank of Hangzhou Co. Ltd. Class A	145,318
97,600	Bank of Jiangsu Co. Ltd. Class A	147,990
61,700	China Merchants Bank Co. Ltd. Class A	374,831
145,300	Chongqing Rural Commercial Bank Co. Ltd. Class A	133,587
167,700	Industrial & Commercial Bank of China Ltd. Class A	192,371
		994,097
Beverages 5.2%
3,400	Eastroc Beverage Group Co. Ltd. Class A	126,797
1,048	Kweichow Moutai Co. Ltd. Class A	215,014
5,358	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	147,252
		489,063
Biotechnology 3.3%
17,500	3SBio, Inc.*(a)	70,262
3,534	BeOne Medicines Ltd. Class A*	144,811
8,000	Innovent Biologics, Inc.*(a)	96,689
		311,762
Capital Markets 4.7%
37,700	China Galaxy Securities Co. Ltd. Class A	84,786
52,400	China International Capital Corp. Ltd. Class H(a)(b)	127,605
23,900	East Money Information Co. Ltd. Class A	79,104
49,400	Huatai Securities Co. Ltd. Class A	147,434
		438,929
Chemicals 5.0%
43,900	Guangzhou Tinci Materials Technology Co. Ltd. Class A	256,139
13,800	Xinxiang Richful Lube Additive Co. Ltd. Class A	108,859
21,300	Zhejiang Juhua Co. Ltd. Class A	100,988
		465,986
Communications Equipment 3.3%
4,200	Zhongji Innolight Co. Ltd. Class A	305,648
Number of Shares		Value
Electrical Equipment 9.5%
7,520	Contemporary Amperex Technology Co. Ltd. Class A	$396,959
15,000	Sieyuan Electric Co. Ltd. Class A	304,460
7,400	Sungrow Power Supply Co. Ltd. Class A	191,440
		892,859
Electronic Equipment, Instruments & Components 5.0%
15,400	Chaozhou Three-Circle Group Co. Ltd. Class A	95,843
8,700	Foxconn Industrial Internet Co. Ltd. Class A	74,720
46,500	Kingboard Laminates Holdings Ltd.	67,608
28,000	Luxshare Precision Industry Co. Ltd. Class A	228,835
		467,006
Energy Equipment & Services 1.8%
21,600	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	172,405
Entertainment 0.3%
270,000	Damai Entertainment Holdings Ltd.*	30,864
Food Products 1.5%
17,300	Yantai China Pet Foods Co. Ltd. Class A	137,937
Health Care Equipment & Supplies 0.7%
2,300	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	66,369
Hotels, Restaurants & Leisure 1.0%
29,200	Guming Holdings Ltd.*	94,660
Household Durables 2.0%
16,700	Midea Group Co. Ltd. Class A	188,639
Independent Power and Renewable Electricity Producers 3.0%
70,100	China Yangtze Power Co. Ltd. Class A	277,429
Insurance 4.2%
35,800	China Pacific Insurance Group Co. Ltd. Class A	175,964
26,500	Ping An Insurance Group Co. of China Ltd. Class A	221,112
		397,076
Interactive Media & Services 1.4%
2,060	Bilibili, Inc. Class Z*	54,610
72,000	Meitu, Inc.*(a)	79,530
		134,140
See Notes to Schedule of Investments

Schedule of Investments China Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 0.8%
10,000	Hangzhou Tigermed Consulting Co. Ltd. Class A	$72,151
Machinery 7.6%
3,995	Leader Harmonious Drive Systems Co. Ltd. Class A	83,026
23,200	Neway Valve Suzhou Co. Ltd. Class A	161,549
29,500	Sany Heavy Industry Co. Ltd. Class A	84,788
20,200	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	64,001
6,500	Shenzhen Inovance Technology Co. Ltd. Class A	64,964
66,600	Weichai Power Co. Ltd. Class A	163,064
15,600	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	94,837
		716,229
Metals & Mining 6.2%
47,600	Chifeng Jilong Gold Mining Co. Ltd. Class A	215,449
34,000	China Hongqiao Group Ltd.	134,763
10,800	China Rare Earth Resources & Technology Co. Ltd. Class A*	71,507
70,600	CMOC Group Ltd. Class A	162,073
		583,792
Oil, Gas & Consumable Fuels 1.2%
68,800	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	117,555
Personal Care Products 1.0%
8,800	Shanghai Chicmax Cosmetic Co. Ltd. Class H	98,389
Pharmaceuticals 1.4%
15,400	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	135,226
Number of Shares		Value
Real Estate Management & Development 0.6%
15,000	China Resources Land Ltd.	$58,106
Semiconductors & Semiconductor Equipment 10.4%
1,217	Cambricon Technologies Corp. Ltd. Class A*	229,116
33,200	Flat Glass Group Co. Ltd. Class A	75,793
10,000	Hua Hong Semiconductor Ltd. Class H*(a)	95,687
10,843	Montage Technology Co. Ltd. Class A	181,741
2,265	NAURA Technology Group Co. Ltd. Class A	137,087
8,838	Smartsens Technology Shanghai Co. Ltd. Class A	118,021
14,900	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	136,315
		973,760
Technology Hardware, Storage & Peripherals 3.0%
7,900	Huaqin Technology Co. Ltd. Class A	98,031
9,700	Ugreen Group Ltd. Class A	86,094
18,800	Xiaomi Corp. Class B*(a)	99,049
		283,174
Total Common Stocks (Cost $7,530,902)		9,181,615

Short-Term Investments 3.0%
Investment Companies 3.0%
282,900	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.94%(c) (Cost $282,900)	282,900
Total Investments 100.7% (Cost $7,813,802)		9,464,515
Liabilities Less Other Assets (0.7)%		(67,375)
Net Assets 100.0%		$9,397,140

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2025 amounted to $568,822, which represents 6.1% of net assets of the
Fund.

(b)
Security fair valued as of November 30, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at November 30, 2025 amounted to $127,605, which represents
1.4% of net assets of the Fund.

(c)	Represents 7-day effective yield as of November 30, 2025.

See Notes to Schedule of Investments

Schedule of Investments China Equity ETF^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
China	$8,843,672	94.1%
Hong Kong	193,132	2.1%
United States	144,811	1.5%
Short-Term Investments and Other Liabilities—Net	215,525	2.3%
	$9,397,140	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$9,181,615	$—	$—	$9,181,615
Short-Term Investments	—	282,900	—	282,900
Total Investments	$9,181,615	$282,900	$—	$9,464,515

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)
November 30, 2025

Principal Amount		Value
U.S. Treasury Obligations 5.1%
$15,000,000	U.S. Treasury Bills, 3.83%, due 1/8/2026 (Cost $14,939,366)	$14,939,817 (a)
Asset-Backed Securities 14.3%
Automobiles 11.9%
1,853,000	Ally Auto Receivables Trust, Series 2025-1, Class A2, 4.03%, due 7/17/2028	1,853,594
	BMW Vehicle Lease Trust
409,557	Series 2024-2, Class A2A, 4.29%, due 1/25/2027	409,809
641,769	Series 2025-1, Class A2A, 4.43%, due 9/27/2027	643,286
502,849	Capital One Prime Auto Receivables Trust, Series 2024-1, Class A2A, 4.61%, due 10/15/2027	503,504
	CarMax Auto Owner Trust
298,101	Series 2024-4, Class A2A, 4.67%, due 12/15/2027	298,556
674,000	Series 2025-3, Class A2A, 4.42%, due 8/15/2028	675,951
848,308	Ford Credit Auto Lease Trust, Series 2025-A, Class A2A, 4.57%, due 8/15/2027	850,162
	Ford Credit Auto Owner Trust
1,477,248	Series 2025-A, Class A2A, 4.47%, due 12/15/2027	1,480,574
1,742,000	Series 2025-B, Class A2A, 3.88%, due 6/15/2028	1,741,333
	GM Financial Consumer Automobile Receivables Trust
166,195	Series 2024-3, Class A2A, 5.35%, due 6/16/2027	166,405
907,000	Series 2025-3, Class A2A, 4.32%, due 6/16/2028	909,064
	Honda Auto Receivables Owner Trust
266,982	Series 2024-4, Class A2, 4.56%, due 3/15/2027	267,241
2,081,000	Series 2025-3, Class A2A, 4.19%, due 3/21/2028	2,085,209
766,000	Hyundai Auto Lease Securitization Trust, Series 2025-C, Class A2A, 4.37%, due 1/18/2028	768,674 (b)
	Hyundai Auto Receivables Trust
33,925	Series 2024-A, Class A2A, 5.29%, due 4/15/2027	33,945
124,859	Series 2024-B, Class A2A, 5.15%, due 6/15/2027	125,068
245,855	Series 2024-C, Class A2A, 4.53%, due 9/15/2027	246,224
706,767	Series 2025-A, Class A2A, 4.33%, due 12/15/2027	707,253
1,705,000	Series 2025-D, Class A2A, 4.03%, due 11/15/2028	1,707,294
1,943,000	Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A2A, 3.86%, due 3/15/2028	1,941,998
	Nissan Auto Receivables Owner Trust
398,260	Series 2024-B, Class A2A, 4.51%, due 6/15/2027	398,657
1,489,000	Series 2025-A, Class A2A, 4.50%, due 2/15/2028	1,492,691
512,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12%, due 9/15/2028	512,286 (b)
305,576	Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2A, 4.47%, due 12/21/2026	305,670 (b)
302,887	SBNA Auto Lease Trust, Series 2025-A, Class A2, 4.68%, due 4/20/2027	303,222 (b)
	SFS Auto Receivables Securitization Trust
452,920	Series 2025-2A, Class A2, 4.52%, due 11/20/2028	453,566 (b)
2,191,000	Series 2025-3A, Class A2, 4.11%, due 3/20/2029	2,191,745 (b)
291,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A2, 4.31%, due 5/22/2028	291,865 (b)
87,910	Tesla Auto Lease Trust, Series 2024-B, Class A2A, 4.79%, due 1/20/2027	87,977 (b)
	Toyota Auto Receivables Owner Trust
327,331	Series 2024-D, Class A2A, 4.55%, due 8/16/2027	327,782
981,239	Series 2025-A, Class A2A, 4.48%, due 11/15/2027	982,392
1,900,000	Series 2025-C, Class A2A, 4.29%, due 6/15/2028	1,903,814
	Toyota Lease Owner Trust
645,915	Series 2025-A, Class A2A, 4.58%, due 7/20/2027	647,721 (b)
1,497,000	Series 2025-B, Class A2A, 3.91%, due 5/22/2028	1,496,691 (b)
1,509,000	USAA Auto Owner Trust, Series 2025-A, Class A2, 3.98%, due 3/15/2028	1,509,203 (b)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$831,020	USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, due 6/15/2028	$832,888 (b)
	Volkswagen Auto Lease Trust
74,536	Series 2024-A, Class A2A, 5.40%, due 12/21/2026	74,644
1,277,000	Series 2025-B, Class A2A, 3.97%, due 4/20/2028	1,277,065
	Volkswagen Auto Loan Enhanced Trust
916,195	Series 2024-1, Class A2A, 4.65%, due 11/22/2027	918,326
1,288,376	Series 2025-1, Class A2A, 4.51%, due 1/20/2028	1,291,007
499,565	World Omni Auto Receivables Trust, Series 2025-A, Class A2A, 4.49%, due 4/17/2028	500,279
251,244	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2A, 4.35%, due 12/15/2027	251,635
		35,466,270
Other 2.2%
86,031	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	86,219 (b)
155,661	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, due 1/21/2031	157,396 (b)
69,462	Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, due 3/15/2027	69,648 (b)
233,257	CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, due 9/16/2030	234,215 (b)
	CNH Equipment Trust
163,109	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 4.54%, due 10/15/2027	163,108 (c)
891,028	Series 2025-A, Class A2A, 4.30%, due 8/15/2028	892,584
237,304	DLLAA LLC, Series 2025-1A, Class A2, 4.70%, due 10/20/2027	238,024 (b)
306,739	Dllad LLC, Series 2024-1A, Class A2, 5.50%, due 8/20/2027	308,160 (b)
478,000	DLLAD LLC, Series 2025-1A, Class A2, 4.46%, due 11/20/2028	480,429 (b)
380,000	HPEFS Equipment Trust, Series 2025-1A, Class A2, 4.49%, due 9/20/2032	381,398 (b)
	John Deere Owner Trust
39,623	Series 2024-A, Class A2A, 5.19%, due 2/16/2027	39,640
909,000	Series 2025-B, Class A2A, 4.28%, due 7/17/2028	911,420
768,000	Kubota Credit Owner Trust, Series 2025-2A, Class A2, 4.48%, due 4/17/2028	771,557 (b)
1,113,000	Verizon Master Trust, Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 4.72%, due 4/22/2030	1,115,317 (c)
602,000	Volvo Financial Equipment LLC, Series 2025-2A, Class A2, 3.96%, due 6/15/2028	601,970 (b)
		6,451,085
Total Credit Card 0.2%
553,000	Evergreen Credit Card Trust, Series 2025-1A, Class A, (Secured Overnight Financing Rate + 0.59%), 4.83%, due 10/15/2029	552,780 (b)(c)
Total Asset-Backed Securities (Cost $42,406,514)		42,470,135

Corporate Bonds 56.1%
Aerospace & Defense 2.0%
3,235,000	Boeing Co., 2.20%, due 2/4/2026	3,221,990
2,649,000	General Electric Co., (3 mo. USD Term SOFR + 0.64%), 4.54%, due 5/5/2026	2,653,189 (c)
		5,875,179
Agriculture 1.5%
	Philip Morris International, Inc.
1,875,000	4.88%, due 2/13/2026	1,876,647
2,520,000	(Secured Overnight Financing Rate + 0.83%), 4.89%, due 4/28/2028	2,536,250 (c)
		4,412,897
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Manufacturers 1.3%
$2,185,000	General Motors Financial Co., Inc., 5.40%, due 4/6/2026	$2,194,152
1,700,000	Toyota Motor Credit Corp., (Secured Overnight Financing Rate Index + 0.45%), 4.54%, due 4/10/2026	1,701,551 (c)
3,895,703
Banks 19.7%
Bank of America Corp.
4,775,000	(Secured Overnight Financing Rate + 1.35%), 5.48%, due 9/15/2027	4,807,586 (c)
1,190,000	(Secured Overnight Financing Rate + 1.05%), 5.10%, due 2/4/2028	1,196,939 (c)
5,040,000	Bank of New York Mellon Corp., (Secured Overnight Financing Rate Index + 0.68%), 4.85%, due 6/9/2028	5,049,169 (c)
3,565,000	Citibank NA, (Secured Overnight Financing Rate + 0.71%), 4.77%, due 11/19/2027	3,572,315 (c)
1,710,000	Citigroup, Inc., (Secured Overnight Financing Rate + 1.14%), 5.19%, due 5/7/2028	1,720,128 (c)
2,120,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 4.88%, due 1/28/2028	2,123,240 (c)
Goldman Sachs Group, Inc.
1,045,000	(Secured Overnight Financing Rate + 0.82%), 4.98%, due 9/10/2027	1,046,607 (c)
4,005,000	(Secured Overnight Financing Rate + 1.85%), 5.99%, due 3/15/2028	4,065,382 (c)
JPMorgan Chase & Co.
3,095,000	(Secured Overnight Financing Rate + 0.77%), 4.88%, due 9/22/2027	3,102,285 (c)
2,530,000	(Secured Overnight Financing Rate + 1.20%), 5.27%, due 1/23/2028	2,549,554 (c)
Morgan Stanley Bank NA
1,200,000	(Secured Overnight Financing Rate + 0.69%), 4.77%, due 10/15/2027	1,202,407 (c)
4,360,000	(Secured Overnight Financing Rate + 0.87%), 4.94%, due 5/26/2028	4,372,349 (c)
1,835,000	Nordea Bank Abp, (Secured Overnight Financing Rate + 0.74%), 4.86%, due 3/19/2027	1,843,655 (b)(c)
3,775,000	PNC Bank NA, (Secured Overnight Financing Rate + 0.73%), 4.81%, due 7/21/2028	3,774,347 (c)
State Street Corp.
700,000	(Secured Overnight Financing Rate + 0.85%), 4.89%, due 8/3/2026	702,121 (c)
2,795,000	(Secured Overnight Financing Rate + 0.64%), 4.71%, due 10/22/2027	2,806,828 (c)
4,865,000	Truist Bank, (Secured Overnight Financing Rate + 0.77%), 4.84%, due 7/24/2028	4,866,641 (c)
3,705,000	U.S. Bank NA, (Secured Overnight Financing Rate + 0.69%), 4.76%, due 10/22/2027	3,715,063 (c)
1,420,000	UBS Group AG, 1.31%, due 2/2/2027	1,412,531 (b)(d)
4,345,000	Wells Fargo & Co., (Secured Overnight Financing Rate + 0.78%), 4.85%, due 1/24/2028	4,353,923 (c)
58,283,070
Beverages 0.9%
2,775,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 4.62%, due 2/16/2027	2,780,739 (c)
Commercial Services 0.6%
1,875,000	PayPal Holdings, Inc., (Secured Overnight Financing Rate + 0.67%), 4.84%, due 3/6/2028	1,879,626 (c)
Diversified Financial Services 2.6%
3,830,000	American Express Co., (Secured Overnight Financing Rate Index + 1.00%), 5.06%, due 2/16/2028	3,850,714 (c)
3,025,000	Capital One Financial Corp., 7.15%, due 10/29/2027	3,101,455 (d)
755,000	Mastercard, Inc., (Secured Overnight Financing Rate Index + 0.44%), 4.58%, due 3/15/2028	756,653 (c)
7,708,822
Electric 2.4%
2,175,000	Consolidated Edison Co. of New York, Inc., (Secured Overnight Financing Rate Index + 0.52%), 4.58%, due 11/18/2027	2,179,422 (c)
1,800,000	Georgia Power Co., (Secured Overnight Financing Rate Index + 0.28%), 4.42%, due 9/15/2026	1,799,992 (c)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Electric – cont'd
$3,105,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.76%), 4.82%, due 1/29/2026	$3,108,012 (c)
7,087,426
Healthcare - Services 1.1%
3,281,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 4.59%, due 7/15/2026	3,284,889 (c)
Insurance 4.0%
Athene Global Funding
1,540,000	(Secured Overnight Financing Rate Index + 0.83%), 4.93%, due 1/7/2027	1,543,835 (b)(c)
1,535,000	(Secured Overnight Financing Rate Index + 1.00%), 5.12%, due 9/18/2028	1,537,564 (b)(c)
2,190,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 5.41%, due 9/25/2026	2,204,538 (b)(c)
730,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 4.75%, due 11/8/2027	733,726 (c)
New York Life Global Funding
2,480,000	(Secured Overnight Financing Rate + 0.58%), 4.65%, due 8/28/2026	2,485,161 (b)(c)
1,605,000	(Secured Overnight Financing Rate + 0.41%), 4.46%, due 2/5/2027	1,606,562 (b)(c)
1,815,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 4.87%, due 8/18/2028	1,817,995 (b)(c)
11,929,381
Internet 1.0%
2,810,000	Alphabet, Inc., (Secured Overnight Financing Rate + 0.52%), 4.57%, due 11/15/2028	2,825,480 (c)
Machinery - Construction & Mining 1.3%
Caterpillar Financial Services Corp.
2,915,000	(Secured Overnight Financing Rate + 0.52%), 4.58%, due 5/14/2027	2,923,650 (c)
1,035,000	(Secured Overnight Financing Rate + 0.58%), 4.64%, due 11/14/2028	1,039,813 (c)
3,963,463
Machinery - Diversified 1.3%
John Deere Capital Corp.
3,035,000	(Secured Overnight Financing Rate + 0.44%), 4.63%, due 3/6/2026	3,037,430 (c)
845,000	(Secured Overnight Financing Rate + 0.60%), 4.77%, due 6/11/2027	848,955 (c)
3,886,385
Media 0.6%
1,625,000	TCI Communications, Inc., 7.88%, due 2/15/2026	1,638,225
Miscellaneous Manufacturer 0.8%
2,205,000	Siemens Funding BV, (Secured Overnight Financing Rate + 0.64%), 4.71%, due 5/26/2028	2,213,981 (b)(c)
Oil & Gas 1.4%
Chevron USA, Inc.
2,350,000	(Secured Overnight Financing Rate Index + 0.36%), 4.43%, due 2/26/2027	2,354,416 (c)
1,725,000	(Secured Overnight Financing Rate + 0.57%), 4.62%, due 8/13/2028	1,732,595 (c)
4,087,011
Pharmaceuticals 5.3%
2,090,000	Bristol-Myers Squibb Co., (Secured Overnight Financing Rate + 0.49%), 4.55%, due 2/20/2026	2,091,497 (c)
940,000	CVS Health Corp., 5.00%, due 2/20/2026	941,009
1,395,000	Eli Lilly & Co., (Secured Overnight Financing Rate + 0.53%), 4.71%, due 10/15/2028	1,403,726 (c)
2,830,000	GlaxoSmithKline Capital PLC, (Secured Overnight Financing Rate + 0.50%), 4.65%, due 3/12/2027	2,840,114 (c)
1,145,000	Merck & Co., Inc., (Secured Overnight Financing Rate + 0.46%), 4.62%, due 9/15/2027	1,151,366 (c)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Pharmaceuticals – cont'd
$2,630,000	Novartis Capital Corp., (Secured Overnight Financing Rate + 0.52%), 4.57%, due 11/5/2028	$2,651,250 (c)
1,400,000	Pfizer, Inc., (Secured Overnight Financing Rate + 0.50%), 4.56%, due 11/15/2027	1,403,465 (c)
3,110,000	Sanofi SA, (Secured Overnight Financing Rate + 0.46%), 4.51%, due 11/3/2027	3,122,759 (c)
		15,605,186
Pipelines 1.6%
2,635,000	Enbridge, Inc., 5.90%, due 11/15/2026	2,676,511
2,180,000	Enterprise Products Operating LLC, 3.70%, due 2/15/2026	2,177,231
		4,853,742
Retail 0.7%
2,070,000	Walmart, Inc., (Secured Overnight Financing Rate Index + 0.43%), 4.50%, due 4/28/2027	2,076,891 (c)
Semiconductors 0.9%
2,710,000	Intel Corp., 4.88%, due 2/10/2026	2,713,196
Software 1.8%
	Oracle Corp.
3,485,000	1.65%, due 3/25/2026	3,457,106
905,000	2.65%, due 7/15/2026	896,664
1,070,000	(Secured Overnight Financing Rate + 0.76%), 4.81%, due 8/3/2028	1,072,731 (c)
		5,426,501
Telecommunications 3.3%
4,770,000	AT&T, Inc., 1.70%, due 3/25/2026	4,734,094
540,000	NTT Finance Corp., (Secured Overnight Financing Rate + 1.08%), 5.17%, due 7/16/2028	545,247 (b)(c)
	T-Mobile USA, Inc.
2,214,000	2.25%, due 2/15/2026	2,204,224
150,000	2.63%, due 4/15/2026	149,226
2,160,000	Verizon Communications, Inc., 1.45%, due 3/20/2026	2,158,097
		9,790,888
Total Corporate Bonds (Cost $165,925,745)		166,218,681
Number of Shares
Short-Term Investments 14.2%
Investment Companies 14.2%
42,201,052	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.94%(e) (Cost $42,201,052)	42,201,052
Total Investments 89.7% (Cost $265,472,677)		265,829,685
Other Assets Less Liabilities 10.3%		30,427,079 (f)
Net Assets 100.0%		$296,256,764

(a)	Rate shown was the discount rate at the date of purchase.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2025, these securities amounted to $30,494,373, which represents 10.3% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
(c)	Variable or floating rate security. The interest rate shown was the current rate as of November 30, 2025 and changes periodically.
(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(e)	Represents 7-day effective yield as of November 30, 2025.
(f)	Includes the impact of the Fund’s open positions in derivatives at November 30, 2025.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At November 30, 2025, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	39	Copper	$10,941,860	$1,420,027
12/2025	69	New York Harbor ULSD	6,674,384	50,423
12/2025	101	RBOB Gasoline	7,726,803	(118,735)
12/2025	11	Tin	2,158,420	150,783
12/2025	270	WTI Crude	15,808,500	(817,785)
1/2026	322	Brent Crude	19,954,340	(652,947)
1/2026	105	Canola	978,041	51,730
1/2026	24	Cattle Feeder	3,887,700	(337,474)
1/2026	36	Coffee Robusta 10tn	1,643,400	86,903
1/2026	39	Copper	10,928,288	1,215,555
1/2026	139	Iron Ore	1,420,580	(16,092)
1/2026	70	Lead	3,435,723	(82,951)
1/2026	180	Low Sulphur Gasoil	12,055,500	73,392
1/2026	49	Nickel	4,336,365	(231,081)
1/2026	27	Platinum	2,274,750	382,486
1/2026	245	Primary Aluminum	17,540,530	1,290,854
1/2026	42	Rapeseed	1,177,197	50,984
1/2026	106	Zinc	8,193,164	446,361
2/2026	40	Copper	11,199,310	864,724
2/2026	150	Gold 100 Oz	63,823,500	3,140,000
2/2026	301	Lean Hogs	9,752,400	(127,558)
2/2026	135	Live Cattle	11,763,900	(556,953)
2/2026	638	Natural Gas	24,390,740	(1,540,867)
2/2026	329	Sugar 11	5,604,581	(389,232)
2/2026	74	White Sugar	1,611,350	(113,713)
3/2026	56	Cocoa	3,082,240	(491,350)
3/2026	36	Cocoa	1,940,180	(54,150)
3/2026	61	Coffee'c'	8,719,950	118,887
3/2026	39	Copper	10,908,417	344,072
3/2026	63	Lead	3,128,501	(97,443)
3/2026	33	Nickel	2,942,589	(70,762)
3/2026	10	Palladium	1,506,300	23,300
3/2026	55	Red Wheat	1,589,500	(10,352)
3/2026	69	Silver	19,721,235	2,816,357
3/2026	79	Soybean Meal	2,561,180	35,272
3/2026	5	Tin	979,725	44,396
3/2026	105	Wheat	1,144,920	(51,966)
5/2026	84	Copper	11,166,750	273,357
5/2026	683	Corn	15,563,862	427,090
5/2026	106	Cotton No.2	3,493,760	(140,708)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5/2026	270	Soybean	$15,595,875	$1,299,100
5/2026	113	Soybean Oil	3,582,552	179,209
5/2026	12	Wheat	328,050	(3,353)
5/2026	43	Wheat	1,158,850	(10,694)
11/2026	60	Natural Gas	1,491,696	(173,389)
12/2026	20	ECX Emission	1,982,208	61,491
12/2026	4	Phelix DE Base	3,503,313	2,640
Total Long Positions			$375,372,979	$8,759,838

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2025	39	Copper	$(10,941,860)	$(1,265,767)
12/2025	11	Tin	(2,158,420)	(138,021)
1/2026	39	Copper	(10,928,288)	(870,320)
1/2026	70	Lead	(3,435,723)	104,935
1/2026	49	Nickel	(4,336,365)	113,439
1/2026	48	Primary Aluminum	(3,436,512)	21,526
2/2026	40	Copper	(11,199,310)	(364,321)
Total Short Positions			$(46,436,478)	$(2,398,529)
Total Futures				$6,361,309
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$14,939,817	$—	$14,939,817
Asset-Backed Securities#	—	42,470,135	—	42,470,135
Corporate Bonds#	—	166,218,681	—	166,218,681
Short-Term Investments	—	42,201,052	—	42,201,052
Total Investments	$—	$265,829,685	$—	$265,829,685

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of November 30, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$15,089,293	$—	$—	$15,089,293
Liabilities	(8,727,984)	—	—	(8,727,984)
Total	$6,361,309	$—	$—	$6,361,309

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 98.6%
Aerospace & Defense 2.4%
14,011	Boeing Co.*	$2,648,079
19,817	General Electric Co.	5,914,384
18,671	Howmet Aerospace, Inc.	3,819,900
23,652	RTX Corp.	4,136,971
		16,519,334
Automobile Components 0.1%
8,940	Aptiv PLC*	693,297
10,920	Mobileye Global, Inc. Class A*	129,074
		822,371
Automobiles 2.2%
27,709	General Motors Co.	2,037,166
30,232	Tesla, Inc.*	13,004,899
		15,042,065
Banks 3.8%
117,226	Bank of America Corp.	6,289,175
30,232	Citigroup, Inc.	3,132,035
41,390	JPMorgan Chase & Co.	12,958,381
43,908	Wells Fargo & Co.	3,769,502
		26,149,093
Beverages 1.0%
51,149	Coca-Cola Co.	3,740,015
20,155	PepsiCo, Inc.	2,997,855
		6,737,870
Biotechnology 0.8%
3,390	BioMarin Pharmaceutical, Inc.*	189,603
12,305	Cytokinetics, Inc.*	838,340
13,781	Ionis Pharmaceuticals, Inc.*	1,140,102
1,682	Regeneron Pharmaceuticals, Inc.	1,312,279
5,047	Vertex Pharmaceuticals, Inc.*	2,188,430
		5,668,754
Broadline Retail 3.7%
108,405	Amazon.com, Inc.*	25,282,214
Building Products 0.4%
3,941	Builders FirstSource, Inc.*	442,299
5,888	Trane Technologies PLC	2,481,674
		2,923,973
Capital Markets 3.9%
16,775	Bank of New York Mellon Corp.	1,880,477
1,749	Blackrock, Inc.	1,831,728
19,221	Brookfield Asset Management Ltd. Class A	1,013,716
29,477	Intercontinental Exchange, Inc.	4,636,732
11,846	KKR & Co., Inc.	1,448,884
Number of Shares		Value
Capital Markets – cont'd
2,788	Moody's Corp.	$1,368,295
30,381	Morgan Stanley	5,154,440
3,100	MSCI, Inc.	1,747,532
20,544	Nasdaq, Inc.	1,867,860
8,099	S&P Global, Inc.	4,040,024
12,305	StepStone Group, Inc. Class A	777,184
10,209	Tradeweb Markets, Inc. Class A	1,111,352
		26,878,224
Chemicals 0.7%
3,629	Ecolab, Inc.	998,556
15,404	Element Solutions, Inc.	399,272
8,411	Linde PLC	3,451,201
		4,849,029
Commercial Services & Supplies 0.4%
6,152	Republic Services, Inc.	1,335,353
7,835	Waste Connections, Inc.	1,383,269
		2,718,622
Communications Equipment 0.1%
2,335	Motorola Solutions, Inc.	863,203
Construction Materials 0.3%
3,100	Martin Marietta Materials, Inc.	1,932,044
Consumer Staples Distribution & Retail 1.2%
7,258	Costco Wholesale Corp.	6,630,836
13,987	Dollar Tree, Inc.*	1,549,900
		8,180,736
Containers & Packaging 0.3%
7,860	Avery Dennison Corp.	1,354,828
17,374	Ball Corp.	860,534
		2,215,362
Diversified Telecommunication Services 0.4%
100,465	AT&T, Inc.	2,614,099
Electric Utilities 1.5%
16,423	Alliant Energy Corp.	1,140,905
7,835	American Electric Power Co., Inc.	969,738
4,735	Constellation Energy Corp.	1,725,245
11,199	Duke Energy Corp.	1,388,004
7,835	Entergy Corp.	764,069
15,934	FirstEnergy Corp.	760,370
32,192	NextEra Energy, Inc.	2,777,848
45,901	PG&E Corp.	739,924
		10,266,103
Electrical Equipment 1.0%
10,780	Eaton Corp. PLC	3,728,694
See Notes to Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Electrical Equipment – cont'd
30,497	nVent Electric PLC	$3,271,413
		7,000,107
Electronic Equipment, Instruments & Components 0.8%
33,425	Amphenol Corp. Class A	4,709,583
3,629	CDW Corp.	523,374
		5,232,957
Energy Equipment & Services 0.2%
26,603	Baker Hughes Co.	1,335,471
Entertainment 2.1%
7,100	Electronic Arts, Inc.	1,434,413
6,993	TKO Group Holdings, Inc.	1,355,873
41,004	Walt Disney Co.	4,283,688
315,402	Warner Bros Discovery, Inc.*	7,569,648
		14,643,622
Financial Services 2.7%
15,136	MasterCard, Inc. Class A	8,332,822
31,580	Visa, Inc. Class A	10,561,615
		18,894,437
Food Products 0.4%
40,254	Mondelez International, Inc. Class A	2,317,423
23,340	Utz Brands, Inc.	226,164
		2,543,587
Gas Utilities 0.1%
15,934	UGI Corp.	630,190
Ground Transportation 1.1%
8,099	Canadian Pacific Kansas City Ltd.	587,745
26,465	CSX Corp.	935,802
8,411	Old Dominion Freight Line, Inc.	1,137,924
31,073	Uber Technologies, Inc.*	2,720,131
8,676	Union Pacific Corp.	2,011,357
		7,392,959
Health Care Equipment & Supplies 2.5%
37,226	Abbott Laboratories	4,798,431
3,364	Align Technology, Inc.*	495,147
32,756	Boston Scientific Corp.*	3,327,355
19,298	Cooper Cos., Inc.*	1,503,893
13,987	Dexcom, Inc.*	887,755
41,696	Medtronic PLC	4,391,840
19,298	Zimmer Biomet Holdings, Inc.	1,881,941
		17,286,362
Health Care Providers & Services 1.3%
4,205	Cigna Group	1,165,962
16,510	CVS Health Corp.	1,326,743
Number of Shares		Value
Health Care Providers & Services – cont'd
4,472	Encompass Health Corp.	$519,736
1,947	McKesson Corp.	1,715,541
3,265	Quest Diagnostics, Inc.	617,673
4,205	RadNet, Inc.*	348,132
2,801	Tenet Healthcare Corp.*	607,369
7,258	UnitedHealth Group, Inc.	2,393,471
		8,694,627
Health Care REITs 0.5%
20,137	Ventas, Inc.	1,623,646
8,644	Welltower, Inc.	1,799,854
		3,423,500
Health Care Technology 0.1%
7,835	Doximity, Inc. Class A*	403,032
9,781	Waystar Holding Corp.*	361,017
		764,049
Hotels, Restaurants & Leisure 2.0%
585	Booking Holdings, Inc.	2,875,094
69,934	Carnival Corp.*	1,802,898
6,429	Darden Restaurants, Inc.	1,154,520
48,630	DraftKings, Inc. Class A*	1,612,571
9,748	Las Vegas Sands Corp.	664,424
4,939	Marriott International, Inc. Class A	1,505,358
8,702	McDonald's Corp.	2,713,457
11,037	Wynn Resorts Ltd.	1,420,241
		13,748,563
Household Durables 0.2%
4,735	Lennar Corp. Class A	621,706
5,888	Toll Brothers, Inc.	823,319
		1,445,025
Household Products 1.0%
26,871	Colgate-Palmolive Co.	2,160,160
34,020	Procter & Gamble Co.	5,040,403
		7,200,563
Independent Power and Renewable Electricity Producers 0.1%
5,447	Vistra Corp.	974,250
Industrial Conglomerates 0.6%
23,710	3M Co.	4,079,305
Industrial REITs 0.3%
16,510	Prologis, Inc.	2,122,030
Insurance 3.5%
45,471	American International Group, Inc.	3,463,071
27,192	Aon PLC Class A	9,623,793
11,199	MetLife, Inc.	857,395
See Notes to Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Insurance – cont'd
93,921	Ryan Specialty Holdings, Inc.	$5,453,993
61,835	Unum Group	4,697,605
		24,095,857
Interactive Media & Services 9.0%
54,001	Alphabet, Inc. Class C	17,286,800
88,282	Alphabet, Inc. Class A	28,266,131
25,434	Meta Platforms, Inc. Class A	16,479,960
		62,032,891
IT Services 0.0%‡
2,788	Wix.com Ltd.*	266,839
Life Sciences Tools & Services 1.2%
6,701	Agilent Technologies, Inc.	1,028,604
9,521	Avantor, Inc.*	111,681
10,839	Danaher Corp.	2,458,068
3,941	IQVIA Holdings, Inc.*	906,469
6,120	Thermo Fisher Scientific, Inc.	3,615,880
		8,120,702
Machinery 1.6%
6,993	Caterpillar, Inc.	4,026,290
4,470	Deere & Co.	2,076,270
12,305	Ingersoll Rand, Inc.	988,584
4,735	Parker-Hannifin Corp.	4,080,149
		11,171,293
Materials 0.3%
6,152	Sherwin-Williams Co.	2,114,381
Metals & Mining 0.7%
8,940	Agnico Eagle Mines Ltd.	1,559,404
6,729	Nucor Corp.	1,073,209
7,631	Southern Copper Corp.	1,028,596
6,993	Steel Dynamics, Inc.	1,173,635
		4,834,844
Mortgage Real Estate Investment Trusts 0.1%
27,003	Blackstone Mortgage Trust, Inc. Class A	525,748
29,862	Starwood Property Trust, Inc.	547,669
		1,073,417
Multi-Utilities 0.4%
17,523	CenterPoint Energy, Inc.	700,570
12,305	Sempra	1,165,530
10,093	WEC Energy Group, Inc.	1,131,122
		2,997,222
Oil, Gas & Consumable Fuels 2.6%
2,788	Cheniere Energy, Inc.	581,186
20,716	Chevron Corp.	3,130,809
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
18,457	ConocoPhillips	$1,636,951
5,047	Diamondback Energy, Inc.	770,122
3,871	DT Midstream, Inc.	470,172
11,403	EOG Resources, Inc.	1,229,813
16,510	EQT Corp.	1,004,799
51,213	Exxon Mobil Corp.	5,936,611
4,741	Hess Midstream LP Class A	159,677
8,411	Phillips 66	1,151,971
5,020	Shell PLC ADR	370,325
3,941	Targa Resources Corp.	690,897
19,563	Williams Cos., Inc.	1,191,974
		18,325,307
Passenger Airlines 0.2%
18,769	Delta Air Lines, Inc.	1,203,093
Pharmaceuticals 3.7%
15,038	AstraZeneca PLC ADR	1,394,323
24,609	Bristol-Myers Squibb Co.	1,210,763
10,358	Eli Lilly & Co.	11,139,718
32,756	Johnson & Johnson	6,777,872
46,166	Merck & Co., Inc.	4,839,582
4,322	Roche Holding AG ADR	206,721
		25,568,979
Professional Services 0.9%
3,100	CACI International, Inc. Class A*	1,913,010
9,252	Jacobs Solutions, Inc.	1,247,262
19,298	TransUnion	1,641,295
5,083	Verisk Analytics, Inc.	1,144,031
		5,945,598
Residential REITs 0.3%
33,020	Invitation Homes, Inc.	931,164
6,487	Sun Communities, Inc.	835,785
		1,766,949
Retail REITs 0.2%
17,928	Realty Income Corp.	1,032,832
9,517	Regency Centers Corp.	677,230
		1,710,062
Semiconductors & Semiconductor Equipment 12.5%
14,554	Analog Devices, Inc.	3,861,758
1,106	ASML Holding NV	1,172,360
56,438	Broadcom, Inc.	22,742,257
30,497	Lam Research Corp.	4,757,532
277,153	NVIDIA Corp.	49,056,081
14,487	QUALCOMM, Inc.	2,435,120
15,712	Texas Instruments, Inc.	2,643,858
		86,668,966
See Notes to Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Software 10.4%
8,676	Autodesk, Inc.*	$2,631,778
11,728	Check Point Software Technologies Ltd.*	2,190,439
7,082	Crowdstrike Holdings, Inc. Class A*	3,605,871
1,417	Fair Isaac Corp.*	2,558,861
3,364	HubSpot, Inc.*	1,235,664
5,283	Intuit, Inc.	3,349,845
83,691	Microsoft Corp.	41,176,809
26,603	Oracle Corp.	5,372,476
15,404	Salesforce, Inc.	3,551,238
5,047	ServiceNow, Inc.*	4,100,233
4,205	Synopsys, Inc.*	1,757,732
		71,530,946
Specialized REITs 0.1%
19,298	Weyerhaeuser Co.	428,609
Specialty Retail 2.5%
19,563	Home Depot, Inc.	6,982,426
30,497	O'Reilly Automotive, Inc.*	3,101,545
25,636	TJX Cos., Inc.	3,894,621
3,100	Ulta Beauty, Inc.*	1,670,373
26,292	Valvoline, Inc.*	823,202
33,597	Warby Parker, Inc. Class A*	665,557
		17,137,724
Technology Hardware, Storage & Peripherals 6.6%
164,669	Apple, Inc.	45,917,951
Number of Shares		Value
Textiles, Apparel & Luxury Goods 0.4%
38,187	NIKE, Inc. Class B	$2,468,026
Tobacco 0.5%
20,502	Philip Morris International, Inc.	3,228,655
Trading Companies & Distributors 0.2%
1,947	United Rentals, Inc.	1,587,155
Wireless Telecommunication Services 0.5%
17,951	T-Mobile U.S., Inc.	3,751,938
Total Common Stocks (Cost $584,666,234)		681,022,104
Exchange-Traded Funds 1.3%
22,959	iShares Russell 1000 ETF (Cost $8,148,412)	8,596,768

Short-Term Investments 0.1%
Investment Companies 0.1%
665,835	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.94%(a) (Cost $665,835)	665,835
Total Investments 100.0% (Cost $593,480,481)		690,284,707
Other Assets Less Liabilities 0.0%‡		314,152
Net Assets 100.0%		$690,598,859

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2025.
See Notes to Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$681,022,104	$—	$—	$681,022,104
Exchange-Traded Funds	8,596,768	—	—	8,596,768
Short-Term Investments	—	665,835	—	665,835
Total Investments	$689,618,872	$665,835	$—	$690,284,707

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Disrupters ETF^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 97.5%
Aerospace & Defense 3.1%
2,810	HEICO Corp.	$890,517
Automobiles 2.1%
1,384	Tesla, Inc.*	595,355
Broadline Retail 3.6%
4,493	Amazon.com, Inc.*	1,047,857
Capital Markets 7.5%
11,205	Robinhood Markets, Inc. Class A*	1,439,730
6,625	Tradeweb Markets, Inc. Class A	721,198
		2,160,928
Consumer Finance 1.6%
12,990	Figure Technology Solutions, Inc. Class A*	470,758
Electric Utilities 4.3%
3,433	Constellation Energy Corp.	1,250,848
Entertainment 4.7%
2,271	Spotify Technology SA*	1,360,034
Ground Transportation 2.5%
8,357	Uber Technologies, Inc.*	731,572
Health Care Equipment & Supplies 5.1%
2,541	Intuitive Surgical, Inc.*	1,457,213
Interactive Media & Services 3.1%
4,079	Reddit, Inc. Class A*	882,981
IT Services 8.7%
7,145	Shopify, Inc. Class A*	1,133,483
5,398	Snowflake, Inc.*	1,356,193
		2,489,676
Semiconductors & Semiconductor Equipment 29.8%
5,705	Advanced Micro Devices, Inc.*	1,241,009
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
7,038	ARM Holdings PLC ADR*	$954,071
782	ASML Holding NV	828,920
2,493	Broadcom, Inc.	1,004,579
928	Monolithic Power Systems, Inc.	861,342
4,225	Nova Ltd.*	1,321,749
13,352	NVIDIA Corp.	2,363,304
		8,574,974
Software 19.1%
728	AppLovin Corp. Class A*	436,422
1,410	HubSpot, Inc.*	517,921
841	Intuit, Inc.	533,261
1,725	Microsoft Corp.	848,717
1,576	Palantir Technologies, Inc. Class A*	265,477
3,831	Palo Alto Networks, Inc.*	728,388
10,674	Procore Technologies, Inc.*	790,517
761	ServiceNow, Inc.*	618,244
8,636	ServiceTitan, Inc. Class A*	771,713
		5,510,660
Specialty Retail 2.3%
1,764	Carvana Co.*	660,618
Total Common Stocks (Cost $21,098,008)		28,083,991

Short-Term Investments 2.5%
Investment Companies 2.5%
731,300	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.94%(a) (Cost $731,300)	731,300
Total Investments 100.0% (Cost $21,829,308)		28,815,291
Liabilities Less Other Assets (0.0)%‡		(7,397)
Net Assets 100.0%		$28,807,894

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2025.
See Notes to Schedule of Investments

Schedule of Investments Disrupters ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$24,799,839	86.1%
Israel	1,321,749	4.6%
Canada	1,133,483	3.9%
Netherlands	828,920	2.9%
Short-Term Investments and Other Liabilities—Net	723,903	2.5%
	$28,807,894	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$28,083,991	$—	$—	$28,083,991
Short-Term Investments	—	731,300	—	731,300
Total Investments	$28,083,991	$731,300	$—	$28,815,291

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Growth ETF^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 99.0%
Aerospace & Defense 2.4%
129	Boeing Co.*	$24,381
927	General Electric Co.	276,663
		301,044
Biotechnology 1.3%
712	AbbVie, Inc.	162,122
Broadline Retail 6.6%
3,637	Amazon.com, Inc.*	848,221
Capital Markets 3.6%
2,688	Brookfield Asset Management Ltd. Class A(a)	141,765
117	CME Group, Inc.	32,931
1,212	KKR & Co., Inc.	148,240
276	S&P Global, Inc.	137,677
		460,613
Commercial Services & Supplies 0.4%
236	Waste Management, Inc.	51,417
Consumer Staples Distribution & Retail 2.4%
182	Costco Wholesale Corp.	166,273
1,310	Walmart, Inc.	144,768
		311,041
Electric Utilities 0.5%
808	NextEra Energy, Inc.	69,722
Electrical Equipment 1.6%
1,847	nVent Electric PLC	198,128
Electronic Equipment, Instruments & Components 1.5%
1,359	Amphenol Corp. Class A	191,483
Entertainment 3.9%
2,890	Netflix, Inc.*	310,906
209	Spotify Technology SA*	125,164
623	Walt Disney Co.	65,085
		501,155
Financial Services 4.8%
618	MasterCard, Inc. Class A	340,228
825	Visa, Inc. Class A	275,913
		616,141
Ground Transportation 0.5%
294	Union Pacific Corp.	68,158
Health Care Equipment & Supplies 1.4%
1,726	Boston Scientific Corp.*	175,327
Health Care Technology 0.8%
2,750	Waystar Holding Corp.*	101,503
Number of Shares		Value
Hotels, Restaurants & Leisure 0.7%
289	McDonald's Corp.	$90,116
Interactive Media & Services 12.1%
3,298	Alphabet, Inc. Class A	1,055,954
760	Meta Platforms, Inc. Class A	492,442
		1,548,396
IT Services 0.3%
179	Cloudflare, Inc. Class A*	35,838
Leisure Products 0.1%
2,116	Peloton Interactive, Inc. Class A*	14,368
Life Sciences Tools & Services 0.7%
157	Thermo Fisher Scientific, Inc.	92,760
Machinery 1.5%
330	Caterpillar, Inc.	190,001
Media 0.3%
888	Trade Desk, Inc. Class A*	35,129
Multi-Utilities 1.5%
4,924	CenterPoint Energy, Inc.	196,862
Oil, Gas & Consumable Fuels 0.6%
1,166	Williams Cos., Inc.	71,044
Pharmaceuticals 2.8%
332	Eli Lilly & Co.	357,056
Professional Services 0.5%
300	Equifax, Inc.	63,711
Semiconductors & Semiconductor Equipment 16.5%
414	Advanced Micro Devices, Inc.*	90,057
107	ASML Holding NV	113,420
1,602	Broadcom, Inc.	645,542
7,127	NVIDIA Corp.	1,261,479
		2,110,498
Software 17.6%
362	Crowdstrike Holdings, Inc. Class A*	184,316
190	HubSpot, Inc.*	69,791
2,893	Microsoft Corp.	1,423,385
154	Salesforce, Inc.	35,503
236	ServiceNow, Inc.*	191,729
527	Synopsys, Inc.*	220,291
602	Workday, Inc. Class A*	129,803
		2,254,818
Specialty Retail 4.3%
2,278	Chewy, Inc. Class A*	79,206
703	Home Depot, Inc.	250,915
1,464	TJX Cos., Inc.	222,411
		552,532
See Notes to Schedule of Investments

Schedule of Investments Growth ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Technology Hardware, Storage & Peripherals 6.9%
3,165	Apple, Inc.	$882,560
Textiles, Apparel & Luxury Goods 0.4%
726	NIKE, Inc. Class B	46,921
Tobacco 0.5%
387	Philip Morris International, Inc.	60,945
Total Common Stocks (Cost $10,845,640)		12,659,630

Short-Term Investments 2.6%
Investment Companies 2.6%
202,191	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.94%(b)	202,191
Number of Shares		Value
Investment Companies – cont'd
134,829	State Street Navigator Securities Lending Government Money Market Portfolio, 4.02%(b)(c)	$134,829
Total Short-Term Investments (Cost $337,020)		337,020
Total Investments 101.6% (Cost $11,182,660)		12,996,650
Liabilities Less Other Assets (1.6)%		(205,907)
Net Assets 100.0%		$12,790,743

*	Non-income producing security.
(a)	All or a portion of this security is on loan at November 30, 2025. Total value of all such securities at November 30, 2025 amounted to $133,538 for the Fund.
(b)	Represents 7-day effective yield as of November 30, 2025.
(c)	Represents investment of cash collateral received from securities lending.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$12,659,630	$—	$—	$12,659,630
Short-Term Investments	—	337,020	—	337,020
Total Investments	$12,659,630	$337,020	$—	$12,996,650

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Japan Equity ETF^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 97.2%
Automobile Components 6.1%
43,400	Niterra Co. Ltd.	$1,875,645
37,000	Sumitomo Electric Industries Ltd.	1,455,213
		3,330,858
Automobiles 3.4%
91,800	Toyota Motor Corp.	1,841,997
Banks 6.0%
91,100	Mitsubishi UFJ Financial Group, Inc.	1,413,993
128,000	Resona Holdings, Inc.	1,303,036
12,500	Shiga Bank Ltd.	544,383
		3,261,412
Broadline Retail 1.3%
118,000	Pan Pacific International Holdings Corp.	715,754
Building Products 2.0%
28,100	Sanwa Holdings Corp.	724,366
12,800	Takasago Thermal Engineering Co. Ltd.	372,343
		1,096,709
Capital Markets 1.5%
106,400	Nomura Holdings, Inc.	802,395
Chemicals 2.8%
28,700	Mitsubishi Gas Chemical Co., Inc.	495,826
110,200	Nippon Paint Holdings Co. Ltd.	718,481
20,600	Osaka Soda Co. Ltd.	290,648
		1,504,955
Commercial Services & Supplies 2.6%
60,500	Daiei Kankyo Co. Ltd.	1,443,336
Construction & Engineering 5.1%
36,400	Kinden Corp.	1,511,577
15,000	Taisei Corp.	1,282,503
		2,794,080
Electrical Equipment 1.6%
12,700	Fuji Electric Co. Ltd.	884,949
Electronic Equipment, Instruments & Components 4.6%
6,900	Ibiden Co. Ltd.	524,990
1,000	Keyence Corp.	340,336
56,200	TDK Corp.	921,250
21,700	Yokogawa Electric Corp.	693,777
		2,480,353
Financial Services 2.4%
28,700	ORIX Corp.	779,904
Number of Shares		Value
Financial Services – cont'd
40,000	Tokyo Century Corp.	$506,084
		1,285,988
Ground Transportation 2.7%
56,600	East Japan Railway Co.	1,466,656
Health Care Equipment & Supplies 2.2%
5,800	Hoya Corp.	871,077
21,000	Terumo Corp.	328,167
		1,199,244
Health Care Providers & Services 0.4%
12,300	As One Corp.	192,055
Hotels, Restaurants & Leisure 1.4%
63,000	Resorttrust, Inc.	784,776
Household Durables 3.3%
61,700	Sony Group Corp.	1,807,849
Industrial Conglomerates 2.3%
39,600	Hitachi Ltd.	1,259,977
Insurance 3.2%
49,000	Tokio Marine Holdings, Inc.	1,728,840
IT Services 2.5%
36,400	NEC Corp.	1,373,334
Machinery 11.9%
84,800	Amada Co. Ltd.	1,009,084
15,500	Daifuku Co. Ltd.	490,493
50,100	Ebara Corp.	1,311,700
15,700	FANUC Corp.	505,368
21,700	Hoshizaki Corp.	732,413
48,500	Mitsubishi Heavy Industries Ltd.	1,226,012
6,700	Organo Corp.	572,851
5,400	Toyota Industries Corp.	604,534
		6,452,455
Media 1.9%
21,100	Nippon Television Holdings, Inc.	540,540
13,900	TBS Holdings, Inc.	517,756
		1,058,296
Metals & Mining 2.5%
103,900	UACJ Corp.	1,372,779
Pharmaceuticals 3.3%
7,000	Chugai Pharmaceutical Co. Ltd.	375,420
9,000	Daiichi Sankyo Co. Ltd.	222,723
68,800	Sumitomo Pharma Co. Ltd.*	1,202,920
		1,801,063
See Notes to Schedule of Investments

Schedule of Investments Japan Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Professional Services 1.3%
14,000	Recruit Holdings Co. Ltd.	$717,843
Real Estate Management & Development 7.6%
70,000	Mitsui Fudosan Co. Ltd.	821,987
36,000	Sumitomo Realty & Development Co. Ltd.	1,738,901
166,800	Tokyu Fudosan Holdings Corp.	1,551,131
		4,112,019
Semiconductors & Semiconductor Equipment 3.4%
1,600	Disco Corp.	448,111
2,600	Kioxia Holdings Corp.*	156,626
6,100	Tokyo Electron Ltd.	1,242,346
		1,847,083
Specialty Retail 2.3%
112,000	USS Co. Ltd.	1,249,545
Textiles, Apparel & Luxury Goods 1.6%
35,700	Asics Corp.	855,346
Trading Companies & Distributors 2.7%
15,300	ITOCHU Corp.	917,177
Number of Shares		Value
Trading Companies & Distributors – cont'd
21,000	Mitsui & Co. Ltd.	$557,749
		1,474,926
Wireless Telecommunication Services 1.3%
42,000	KDDI Corp.	723,447
Total Common Stocks (Cost $46,361,010)		52,920,319

Short-Term Investments 2.4%
Investment Companies 2.4%
1,290,658	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.94%(a) (Cost $1,290,658)	1,290,658
Total Investments 99.6% (Cost $47,651,668)		54,210,977
Other Assets Less Liabilities 0.4%		233,343
Net Assets 100.0%		$54,444,320

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2025.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
Japan	$52,920,319	97.2%
Short-Term Investments and Other Assets—Net	1,524,001	2.8%
	$54,444,320	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$52,920,319	$—	$—	$52,920,319
Short-Term Investments	—	1,290,658	—	1,290,658
Total Investments	$52,920,319	$1,290,658	$—	$54,210,977

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Option Strategy ETF^ (Unaudited)
November 30, 2025

Principal Amount		Value
U.S. Treasury Obligations 93.4%
	U.S. Treasury Notes
$57,200,000	4.00%, due 12/15/2025	$57,199,161 (a)
170,400,000	4.63%, due 3/15/2026 - 6/15/2027	171,808,737
58,500,000	4.13%, due 6/15/2026	58,628,883
60,300,000	4.38%, due 12/15/2026	60,759,347
55,200,000	4.25%, due 3/15/2027	55,657,125 (a)
20,100,000	3.38%, due 9/15/2027	20,047,394
Total U.S. Treasury Obligations (Cost $423,145,371)		424,100,647
Number of Shares

Short-Term Investments 5.8%
Investment Companies 5.8%
26,151,371	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.94%(b) (Cost $26,151,371)	26,151,371
Total Investments 99.2% (Cost $449,296,742)		450,252,018
Other Assets Less Liabilities 0.8%		3,672,692 (c)
Net Assets 100.0%		$453,924,710

(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of November 30, 2025.
(c)	Includes the impact of the Fund’s open positions in derivatives at November 30, 2025.
See Notes to Schedule of Investments

Schedule of Investments Option Strategy ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At November 30, 2025, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
SPDR S&P 500 ETF Trust	1,499	$(102,440,161)	$666	12/5/2025	$(105,680)
SPDR S&P 500 ETF Trust	76	(5,193,764)	672	12/5/2025	(9,690)
SPDR S&P 500 ETF Trust	13	(888,407)	676	12/5/2025	(2,503)
SPDR S&P 500 ETF Trust	123	(8,405,697)	680	12/5/2025	(35,978)
SPDR S&P 500 ETF Trust	8	(546,712)	683	12/5/2025	(3,184)
SPDR S&P 500 ETF Trust	39	(2,665,221)	666	12/12/2025	(9,282)
SPDR S&P 500 ETF Trust	2	(136,678)	672	12/12/2025	(678)
SPDR S&P 500 ETF Trust	181	(12,369,359)	674	12/12/2025	(69,142)
SPDR S&P 500 ETF Trust	841	(57,473,099)	680	12/12/2025	(458,765)
SPDR S&P 500 ETF Trust	211	(14,419,529)	682	12/12/2025	(129,659)
SPDR S&P 500 ETF Trust	422	(28,839,058)	683	12/12/2025	(275,355)
SPDR S&P 500 ETF Trust	191	(13,052,749)	657	12/19/2025	(56,441)
SPDR S&P 500 ETF Trust	1,095	(74,831,205)	658	12/19/2025	(337,807)
SPDR S&P 500 ETF Trust	410	(28,018,990)	659	12/19/2025	(131,815)
SPDR S&P 500 ETF Trust	4	(273,356)	662	12/19/2025	(1,458)
SPDR S&P 500 ETF Trust	4	(273,356)	663	12/19/2025	(1,520)
SPDR S&P 500 ETF Trust	24	(1,640,136)	672	12/19/2025	(13,416)
SPDR S&P 500 ETF Trust	354	(24,192,006)	658	12/26/2025	(135,582)
SPDR S&P 500 ETF Trust	34	(2,323,526)	667	12/26/2025	(18,207)
SPDR S&P 500 ETF Trust	120	(8,200,680)	671	12/26/2025	(74,940)
SPDR S&P 500 ETF Trust	546	(37,313,094)	679	12/26/2025	(466,284)
SPDR S&P 500 ETF Trust	613	(41,891,807)	680	12/26/2025	(544,957)
Total options written (premium received $7,831,371)					$(2,882,343)
At November 30, 2025, the Fund had securities pledged in the amount of $101,590,101 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$424,100,647	$—	$424,100,647
Short-Term Investments	—	26,151,371	—	26,151,371
Total Investments	$—	$450,252,018	$—	$450,252,018
See Notes to Schedule of Investments

Schedule of Investments Option Strategy ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of November 30, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(2,882,343)	$—	$—	$(2,882,343)
Total	$(2,882,343)	$—	$—	$(2,882,343)

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)
November 30, 2025

Number of Shares		Value
Common Stocks 96.9%
Aerospace & Defense 0.7%
7,140	VSE Corp.	$1,286,557
Banks 6.5%
65,886	Community Financial System, Inc.	3,739,689
43,429	Glacier Bancorp, Inc.	1,837,047
51,722	Prosperity Bancshares, Inc.	3,553,819
30,481	UMB Financial Corp.	3,385,829
		12,516,384
Building Products 3.3%
20,522	Armstrong World Industries, Inc.	3,893,844
15,332	Simpson Manufacturing Co., Inc.	2,566,270
		6,460,114
Commercial Services & Supplies 4.7%
51,281	Brady Corp. Class A	4,012,225
22,232	Casella Waste Systems, Inc. Class A*	2,142,943
48,613	Rollins, Inc.	2,988,727
		9,143,895
Construction & Engineering 4.7%
41,413	Arcosa, Inc.	4,412,141
11,368	Valmont Industries, Inc.	4,694,643
		9,106,784
Consumer Staples Distribution & Retail 1.7%
5,622	Casey's General Stores, Inc.	3,207,126
Containers & Packaging 1.9%
29,482	AptarGroup, Inc.	3,677,879
Diversified Consumer Services 1.5%
28,156	Bright Horizons Family Solutions, Inc.*	2,893,310
Electric Utilities 2.1%
45,796	Alliant Energy Corp.	3,181,448
7,146	IDACORP, Inc.	941,700
		4,123,148
Electronic Equipment, Instruments & Components 1.8%
13,758	Littelfuse, Inc.	3,522,323
Energy Equipment & Services 1.9%
66,489	Tidewater, Inc.*	3,591,736
Financial Services 1.9%
21,164	Jack Henry & Associates, Inc.	3,692,695
Gas Utilities 1.1%
55,563	UGI Corp.	2,197,517
Number of Shares		Value
Health Care Equipment & Supplies 2.2%
52,902	Haemonetics Corp.*	$4,303,578
Health Care Providers & Services 1.6%
7,288	Chemed Corp.	3,200,817
Hotels, Restaurants & Leisure 1.2%
12,920	Texas Roadhouse, Inc.	2,264,230
Household Durables 1.0%
7,283	Installed Building Products, Inc.	1,951,990
Insurance 8.3%
237,049	Hagerty, Inc. Class A*	3,166,975
60,111	Ryan Specialty Holdings, Inc.	3,490,646
50,967	Stewart Information Services Corp.	3,905,601
2,724	White Mountains Insurance Group Ltd.	5,514,057
		16,077,279
Life Sciences Tools & Services 4.3%
54,363	Bio-Techne Corp.	3,506,957
21,617	Revvity, Inc.	2,257,031
109,549	Stevanato Group SpA	2,559,065
		8,323,053
Machinery 13.3%
17,536	Crane Co.	3,213,472
75,588	Enerpac Tool Group Corp.	2,862,517
21,566	Esab Corp.	2,420,568
168,707	Gates Industrial Corp. PLC*	3,839,771
19,491	ITT, Inc.	3,589,462
10,439	Lincoln Electric Holdings, Inc.	2,499,410
10,247	RBC Bearings, Inc.*	4,559,608
40,124	Toro Co.	2,798,248
		25,783,056
Marine Transportation 2.3%
39,764	Kirby Corp.*	4,514,009
Media 2.7%
63,034	John Wiley & Sons, Inc. Class A	2,291,916
15,428	Nexstar Media Group, Inc. Class A	2,964,336
		5,256,252
Oil, Gas & Consumable Fuels 3.5%
119,780	CNX Resources Corp.*	4,652,255
57,467	Viper Energy, Inc. Class A	2,099,270
		6,751,525
Professional Services 1.5%
32,281	UL Solutions, Inc. Class A	2,944,350
See Notes to Schedule of Investments

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Real Estate Management & Development 3.1%
23,080	Colliers International Group, Inc.	$3,323,289
16,949	FirstService Corp.	2,658,451
		5,981,740
Semiconductors & Semiconductor Equipment 5.0%
27,237	Entegris, Inc.	2,101,062
39,301	Lattice Semiconductor Corp.*	2,759,323
19,288	MKS, Inc.	3,016,451
52,207	Power Integrations, Inc.	1,754,155
		9,630,991
Software 7.2%
54,749	Bentley Systems, Inc. Class B	2,297,268
26,190	BlackLine, Inc.*	1,492,568
10,795	Commvault Systems, Inc.*	1,333,182
1,320	Fair Isaac Corp.*	2,383,696
12,443	Manhattan Associates, Inc.*	2,195,567
18,144	SPS Commerce, Inc.*	1,511,758
5,724	Tyler Technologies, Inc.*	2,688,105
		13,902,144
Specialty Retail 2.2%
3,442	Murphy USA, Inc.	1,325,411
53,395	Tractor Supply Co.	2,924,978
		4,250,389
Number of Shares		Value
Trading Companies & Distributors 2.1%
48,139	Core & Main, Inc. Class A*	$2,327,039
5,221	Watsco, Inc.	1,808,555
		4,135,594
Water Utilities 1.6%
42,887	American States Water Co.	3,163,774
Total Common Stocks (Cost $184,776,103)		187,854,239

Short-Term Investments 3.1%
Investment Companies 3.1%
6,097,889	State Street Institutional Treasury Money Market Fund Premier Class, 3.88%(a) (Cost $6,097,889)	6,097,889
Total Investments 100.0% (Cost $190,873,992)		193,952,128
Liabilities Less Other Assets (0.0)%‡		(70,603)
Net Assets 100.0%		$193,881,525

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2025.
See Notes to Schedule of Investments

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$187,854,239	$—	$—	$187,854,239
Short-Term Investments	—	6,097,889	—	6,097,889
Total Investments	$187,854,239	$6,097,889	$—	$193,952,128

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

November 30, 2025
Notes to Schedule of Investments ETF Trustß (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger China Equity ETF, Neuberger Commodity Strategy ETF ("Commodity Strategy ETF"), Neuberger Core Equity ETF, Neuberger Disrupters ETF, Neuberger Growth ETF, Neuberger Japan Equity ETF, Neuberger Option Strategy ETF and Neuberger Small-Mid Cap ETF (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820. Prior to December 18, 2025, each Fund included "Neuberger Berman" in place of"Neuberger" in its name.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, exchange-traded funds and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF

Notes to Schedule of Investments ETF Trustß (Unaudited)  (cont’d)
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider several factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF

Notes to Schedule of Investments ETF Trustß (Unaudited)  (cont’d)

Commodity Strategy ETF invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Commodity Strategy ETF is and expects to remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.
As of November 30, 2025, the value of Commodity Strategy ETF's investment in the CS Subsidiary was as follows:
Investment in CS Subsidiary	Percentage of Net Assets
$63,262,061	21.4%
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF

Notes to Schedule of Investments ETF Trustß (Unaudited) (cont'd)
Legend

Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF